Segmented Information - Geographical Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	$ 2,317,522	$ 4,752,254
Revenue	278,906	245,536
Gross profit (loss)	(33,539)	142,440
Canada
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	2,139,765	4,442,849
Revenue	255,278	230,279
Gross profit (loss)	(37,153)	135,570
European Union
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	81,927	82,922
Revenue	21,527	11,789
Gross profit (loss)	5,572	8,268
Other
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	95,830	226,483
Revenue	2,101	3,468
Gross profit (loss)	$ (1,958)	$ (1,398)